Leases (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of Assets and Liabilities
The components of operating and finance lease are presented on the Company’s Consolidated Balance Sheets follows (in thousands):

	Financial statement line item	March 31, 2022
Assets:
Operating lease right-of-use assets	Other noncurrent assets	$6,535
Financing lease right-of-use assets	Property, plant and equipment, net	$178,819
Liabilities:
Operating lease liabilities, current portion	Accrued expenses and other	$132
Operating lease liabilities, net of current portion	Other noncurrent liabilities	$1,150
Finance lease liabilities, current portion	Finance lease liabilities, current portion	$34,405
Finance lease liabilities, net of current portion	Finance lease liabilities, net of current portion	$56,494

Schedule of Lease Cost
The components of lease expense were as follows (in thousands):

	Financial statement line item	Three Months Ended March 31, 2022
Operating lease expense	General and administrative expenses	$154
Short-term lease expense	General and administrative expenses	191
Financing lease expense:
Amortization of right-of-use assets	Cost of revenue	9,824
Interest on lease liabilities	Interest expense, net	2,102

Total financing lease expense		11,926

Total lease expense		$12,271

Information relating to the lease term and discount rate is as follows:

March 31, 2022
Weighted Average Remaining Lease Term (Years)
Operating leases	22.1
Financing leases	2.6
Weighted Average Discount Rate
Operating leases	6.4%
Financing leases	10.2%

Schedule of Supplemental Cash Flow Information
The following table summarizes the Company’s supplemental cash flow information:

Three Months Ended March 31,
2022
Lease Payments
Operating lease payments	$101
Financing lease payments	$12,357
Supplemental Noncash Information
Operating lease right-of-use assets obtained in exchange for lease obligations	$—
Financing lease right-of-use assets obtained in exchange for lease obligations	$10,557

Schedule of Operating Lease Liability, Maturity
The Company’s minimum payments under noncancelable operating and finance leases having initial terms and bargain renewal periods in excess of one year are as follows at March 31, 2022, and thereafter (in thousands):

	Operating leases	Financing leases
Remaining 2022	$170	$33,435
2023	170	35,280
2024	170	31,650
2025	170	4,509
2026	170	3
2027	170	—
Thereafter	1,251	—

Total lease payments	2,271	104,877
Less: imputed interest	989	13,978

Total	$1,282	$90,899

Schedule of Finance Lease Liability, Maturity
The Company’s minimum payments under noncancelable operating and finance leases having initial terms and bargain renewal periods in excess of one year are as follows at March 31, 2022, and thereafter (in thousands):

	Operating leases	Financing leases
Remaining 2022	$170	$33,435
2023	170	35,280
2024	170	31,650
2025	170	4,509
2026	170	3
2027	170	—
Thereafter	1,251	—

Total lease payments	2,271	104,877
Less: imputed interest	989	13,978

Total	$1,282	$90,899